Offerings	Apr. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	39,824,797.43
Proposed Maximum Offering Price per Unit	28.00
Maximum Aggregate Offering Price	$ 1,115,094,328.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 153,994.53
Offering Note	Includes an additional 5,660,377 shares of our Class A common stock that the underwriters have the option to purchase. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. a. The Registrant previously paid a registration fee of $13,810.00 in connection with initial filing of the Registration Statement on Form S-1 on March 24, 2026. b. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	3,571,428.57
Proposed Maximum Offering Price per Unit	28.00
Maximum Aggregate Offering Price	$ 99,999,999.96
Amount of Registration Fee	$ 13,810.00
Offering Note	See Offering Note 1.